UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 96.6%
Air Freight & Logistics - 2.7%
271,143	Air Transport Services Group, Inc. (1)	$6,125,120
59,095	Atlas Air Worldwide Holdings, Inc. (1)	4,237,112
11,615	XPO Logistics, Inc. (1)	1,163,591
		11,525,823
Auto Components - 2.1%
213,125	Modine Manufacturing Co. (1)	3,889,531
38,499	Visteon Corp. (1)	4,975,611
		8,865,142
Automobiles - 1.8%
186,134	Winnebago Industries, Inc.	7,557,040

Banks - 2.9%
60,755	Bank of the Ozarks	2,736,405
51,201	Webster Financial Corp.	3,261,504
111,993	Western Alliance Bancorp (1)	6,339,924
		12,337,833
Biotechnology - 3.4%
33,345	Ligand Pharmaceuticals, Inc. (1)	6,908,083
211,272	Natera, Inc. (1)	3,976,139
73,043	Repligen Corp. (1)	3,435,943
		14,320,165
Building Products - 0.1%
10,182	Patrick Industries, Inc. (1)	578,847

Chemicals - 0.9%
354,073	OMNOVA Solutions, Inc. (1)	3,682,359

Commercial Services & Supplies - 4.2%
155,798	Casella Waste Systems, Inc. - Class A (1)	3,989,987
183,708	Mobile Mini, Inc.	8,615,905
55,579	MSA Safety, Inc.	5,354,481
		17,960,373
Communications Equipment - 2.1%
91,316	Lumentum Holdings, Inc. (1)	5,287,196
373,606	Viavi Solutions, Inc. (1)	3,825,726
		9,112,922
Construction & Engineering - 7.9%
117,307	Construction Partners, Inc. - Class A (1)	1,544,933
49,441	Dycom Industries, Inc. (1)	4,672,669
231,397	MasTec, Inc. (1)	11,743,398
51,063	Quanta Services, Inc. (1)	1,705,504
323,282	Sterling Construction Co., Inc. (1)	4,212,365
28,257	Valmont Industries, Inc.	4,259,743
369,134	Willscot Corp. (1)	5,463,183
		33,601,795

Construction Materials - 1.9%
29,617	Eagle Materials, Inc.	3,108,896
191,919	Summit Materials, Inc. - Class A (1)	5,037,874
		8,146,770
Diversified Consumer Services - 3.1%
53,913	Bright Horizons Family Solutions, Inc. (1)	5,527,161
68,456	Strayer Education, Inc.	7,736,212
		13,263,373
Electronic Equipment, Instruments & Components - 1.5%
27,981	Littelfuse, Inc.	6,384,705

Energy Equipment & Services - 3.2%
197,011	Patterson-UTI Energy, Inc.	3,546,198
152,983	ProPetro Holding Corp. (1)	2,398,773
335,859	Superior Energy Services, Inc. (1)	3,271,267
81,426	U.S. Silica Holdings, Inc.	2,091,834
86,848	Unit Corp. (1)	2,219,835
		13,527,907
Health Care Equipment & Supplies - 4.3%
21,004	Heska Corp. (1)	2,180,005
175,368	Novocure Ltd. (1)	5,489,018
151,204	OraSure Technologies, Inc. (1)	2,490,330
62,872	Orthofix International NV (1)	3,572,387
168,635	Wright Medical Group NV (1)	4,377,765
		18,109,505
Health Care Providers & Services - 1.0%
24,845	Amedisys, Inc. (1)	2,123,253
24,847	LHC Group, Inc. (1)	2,126,655
		4,249,908
Health Care Technology - 2.0%
241,754	HMS Holdings Corp. (1)	5,226,721
51,025	Tabula Rasa HealthCare, Inc. (1)	3,256,926
		8,483,647
Hotels, Restaurants & Leisure - 1.5%
83,808	Eldorado Resorts, Inc. (1)	3,276,893
25,439	Marriott Vacations Worldwide Corp.	2,873,589
		6,150,482
Household Durables - 3.8%
45,517	Cavco Industries, Inc. (1)	9,451,605
86,515	Century Communities, Inc. (1)	2,729,548
80,747	Hooker Furniture Corp.	3,787,035
		15,968,188
Insurance - 2.7%
211,155	Kinsale Capital Group, Inc.	11,583,963

Internet & Direct Marketing Retail - 0.7%
70,400	Liberty Expedia Holdings, Inc. - Class A (1)	3,093,376

Internet Software & Services - 3.5%
145,537	Alteryx, Inc. - Class A (1)	5,553,692
54,962	Envestnet, Inc. (1)	3,020,162
68,656	The Trade Desk, Inc. - Class A (1)	6,439,933
		15,013,787

IT Services - 2.2%
36,480	Euronet Worldwide, Inc. (1)	3,055,930
33,792	WEX, Inc. (1)	6,436,700
		9,492,630
Leisure Products - 1.0%
65,177	Brunswick Corp.	4,202,613

Life Sciences Tools & Services - 6.5%
23,725	Bio-Rad Laboratories, Inc. - Class A (1)	6,845,612
47,137	Bio-Techne Corp.	6,973,919
33,145	ICON PLC (1)	4,392,707
101,954	PRA Health Sciences, Inc. (1)	9,518,425
		27,730,663
Machinery - 4.3%
64,329	Albany International Corp. - Class A	3,869,389
100,716	Chart Industries, Inc. (1)	6,212,163
65,507	Standex International Corp.	6,694,815
20,087	Woodward, Inc.	1,543,887
		18,320,254
Metals & Mining - 1.7%
102,792	Allegheny Technologies, Inc. (1)	2,582,135
127,474	Haynes International, Inc.	4,683,395
		7,265,530
Oil, Gas & Consumable Fuels - 1.9%
121,076	Delek US Holdings, Inc.	6,074,383
64,059	Matador Resources Co. (1)	1,924,973
		7,999,356
Pharmaceuticals - 0.6%
104,215	Collegium Pharmaceutical, Inc. (1)	2,485,528

Professional Services - 0.9%
46,549	ASGN, Inc. (1)	3,639,666

Road & Rail - 2.1%
107,142	Genesee & Wyoming, Inc. - Class A (1)	8,712,787

Semiconductors & Semiconductor Equipment - 5.0%
171,336	Diodes, Inc. (1)	5,905,952
290,404	FormFactor, Inc. (1)	3,862,373
355,903	Lattice Semiconductor Corp. (1)	2,334,724
56,187	Power Integrations, Inc.	4,104,460
175,033	Rudolph Technologies, Inc. (1)	5,180,977
		21,388,486
Software - 9.8%
200,863	Altair Engineering, Inc. - Class A (1)	6,865,497
97,773	ForeScout Technologies, Inc. (1)	3,349,703
67,374	Nice Ltd. - ADR (1)	6,991,400
171,848	RealPage, Inc. (1)	9,468,825
71,152	Tableau Software, Inc. - Class A (1)	6,955,108
30,874	The Ultimate Software Group, Inc. (1)	7,944,189
		41,574,722
Trading Companies & Distributors - 3.3%
352,432	Foundation Building Materials, Inc. (1)	5,420,404
230,313	H&E Equipment Services, Inc.	8,662,072
		14,082,476

TOTAL COMMON STOCKS
(Cost $332,623,986)		410,412,621

EXCHANGE TRADED FUNDS - 0.8%
34,674	SPDR S&P Biotech	3,300,618
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,023,367)		3,300,618

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
5,917,104	Invesco Short-Term Investments Trust Government TaxAdvantage Portfolio - Institutional Class, 1.710% (2)	5,917,104
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,917,104)		5,917,104

TOTAL INVESTMENTS IN SECURITIES - 98.8%
(Cost $340,564,457)		419,630,343
Other Assets in Excess of Liabilities - 1.2%		5,034,657
TOTAL NET ASSETS - 100.0%		$424,665,000

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Seven-day yield as of June 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$410,412,621	$–	$–	$410,412,621
Exchange Traded Funds	3,300,618	–	–	3,300,618
Short-Term Investments	5,917,104	–	–	5,917,104
Total Investments in Securities	$419,630,343	$–	$–	$419,630,343

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. The Fund did not record any transfers into or out of Levels 1, 2, or 3 for the period ended June 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                             Elaine E. Richards, President/Principal Executive Officer

Date                                                August 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                August 15, 2018

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                August 16, 2018

* Print the name and title of each signing officer under his or her signature.